CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Current assets:
Cash	$ 49,778	$ 13,089
Restricted cash	3,584	0
Accounts receivable	4,933	4,411
Inventories	2,101	1,459
Prepaid rent	107	101
Income tax receivable	9,399	3,821
Prepaid expenses and other current assets	5,646	6,845
Current assets held for sale	8,478	9,557
Total current assets	84,026	39,283
Property and equipment, net	97,867	131,890
Operating lease ROU assets	164,665	146,190
Goodwill	56,307	56,307
Other assets	5,855	9,624
Non-current assets held for sale	160,023	185,347
Total assets	568,743	568,641
Current liabilities:
Current portion of long-term debt	816	44
Accounts payable	8,325	9,183
Accrued payroll, related taxes and benefits	9,738	6,327
Accrued real estate taxes	1,735	1,071
Other current liabilities	17,070	16,036
Current liabilities held for sale	27,225	30,959
Total current liabilities	64,909	63,620
Long-term debt, net of current portion	71,588	75,894
Operating lease liabilities	174,116	153,647
Deferred tax liabilities	2,269	4,371
Other non-current liabilities	9,757	8,312
Non-current liabilities held for sale	98,323	104,561
Total liabilities	420,962	410,405
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.01 par value; 20,000,000 shares authorized, no shares issued	0	0
Common stock, $0.01 par value; 100,000,000 shares authorized, 28,278,320 and 27,461,697 shares issued, respectively, and 25,293,149 and 25,612,597 shares outstanding, respectively	273	271
Additional paid-in capital	176,614	173,132
Retained earnings (accumulated deficit)	(8,327)	1,884
Treasury stock, at cost; 1,993,495 and 1,493,495 shares, respectively	(20,779)	(17,051)
Total stockholders' equity	147,781	158,236
Total liabilities and stockholders' equity	$ 568,743	$ 568,641